Premises, Equipment And Leases	12 Months Ended
Dec. 31, 2012
Premises, Equipment And Leases [Abstract]
Premises, Equipment And Leases [Text Block]

Note 5 – Premises, Equipment and Leases

Premises and equipment on December 31 are summarized below:

(Dollars in thousands)	2012	2011
Land	$69,916	$71,376
Buildings	337,587	341,727
Leasehold improvements	42,442	44,407
Furniture, fixtures, and equipment	206,033	221,544
Premises and equipment, at cost	655,978	679,054
Less accumulated depreciation and amortization	352,705	357,801
Premises and equipment, net	$303,273	$321,253

FHN is obligated under a number of noncancelable operating leases for premises with terms up to 30 years, which may include the payment of taxes, insurance and maintenance costs. Operating leases for equipment are not material.

In 2012, FHN had gains of $3.4 million related to the sale of bank branches which is included in All other income and commissions on the Consolidated Statements of Income.

Minimum future lease payments for noncancelable operating leases, primarily on premises, on December 31, 2012 are shown below:

(Dollars in thousands)
2013	$18,492
2014	13,944
2015	11,627
2016	10,046
2017	9,375
2018 and after	34,583
Total minimum lease payments	$98,067

Payments required under capital leases are not material.

Aggregate minimum income under sublease agreements for these periods is $2.3 million.

Rent expense incurred under all operating lease obligations for the years ended December 31 is as follows:

(Dollars in thousands)	2012	2011	2010
Rent expense, gross	$23,109	$25,494	$32,673
Sublease income	(3,365)	(3,883)	(4,275)
Rent expense, net	$19,744	$21,611	$28,398